Federated Hermes Enhanced Income ETF Investment Strategy - Federated Hermes Enhanced Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in high dividend-paying common stocks with dividend growth potential along with an options overlay strategy. Equity Portfolio: The Fund generally invests in high dividend-paying large-cap or mid-cap stocks (which are generally defined as of the date of this Prospectus as stocks of companies with market capitalizations above $7 billion and $2 billion, respectively) of U.S. issuers, and may also hold foreign stocks, including depositary receipts. The Fund may also invest in real estate investment trusts. Federated Equity Management Company of Pennsylvania (the “Adviser”) defines high dividend-paying stocks as those with a higher dividend yield than the S&P 500 Index’s average dividend yield. The Adviser’s equity security selection process involves prioritizing stocks based on attractive combinations of dividend yield and dividend growth potential. The Adviser evaluates the dividend growth potential of companies by analyzing their balance sheet, income and cash flow statements, attempting to identify those companies that have the sustainability to both continue to pay dividends and/or grow them over time. The fundamental criteria considered by the Adviser includes, but is not limited to, balance sheet strength, earnings growth and cash flow durability. The Adviser believes that over the long-term, this can be achieved with lower volatility than the broad market, as measured by standard deviation. Options Overlay: The Fund also uses an options overlay strategy in an effort to generate incremental income in addition to the dividends received through the Fund’s investments in equity securities. The options overlay strategy seeks to generate income by selling a call option on a passive exchange-traded fund (ETF) at a lower strike price and buying another call option at a higher strike price, both with the same expiration date. The Fund earns the premiums of the differences between the “spread” of those call options, which would be treated as additional, or enhanced, income. Such call spreads are intended to reduce the Fund’s volatility and earn options premium as a means to enhance distributions payable to the Fund’s shareholders. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. The Fund may use FLexible EXchange® options (FLEX Options), which are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (OCC). The Fund may also invest in U.S. Treasuries to satisfy any applicable collateral requirements associated with such option writing. Any excess collateral would be expected to typically be “equitized” using market futures to gain equity market exposure.